Leases - Disclosure of Composition of Lease Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Presentation of leases for lessee [abstract]
Current	€ 8,802	€ 6,984
Non-current	14,774	10,243
Total lease liabilities	€ 23,576	€ 17,227